Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information for Cash and Cash Equivalents

	December 31, 2018	December 31, 2017
Cash in bank accounts	5,392,599	14,972,761
Cash on hand	608	608
Total cash and cash equivalents	5,393,207	14,973,369